UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2007

Legg Mason Partners Appreciation Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Appreciation Fund

Semi-Annual Report  •  June 30, 2007

What’s Inside

Fund Objective

The Fund seeks long-term appreciation of shareholders’ capital.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006—the 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters.… Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated.… In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. Stocks began the year on a positive note, as the S&P 500 Indexiv hit a six-year high in January 2007. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day performance in 10 years. After a modest increase in

Legg Mason Partners Appreciation Fund         I

March 2007, U.S. stock prices rallied in April and May, thanks, in part, to surprisingly strong first quarter corporate profits. Stocks then gave up some ground in June due to continued weakness in the housing market, troubles in the subprime mortgage market and expectations that the Fed would not lower short-term interest rates in 2007. All told, the S&P 500 Index returned 6.96% during the six months ended June 30, 2007.

Looking at the U.S. stock market more closely, mid-cap stocks outperformed their large- and small-cap counterparts, as the Russell Midcapv, Russell 1000vi, and Russell 2000vii Indexes returned 9.90%, 7.18% and 6.45%, respectively, for the six months ended June 30, 2007. From an investment style perspective, growth stocks outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning 8.22% and 6.01%, respectively.

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

II         Legg Mason Partners Appreciation Fund

Performance Review

For the six months ended June 30, 2007, Class A shares of Legg Mason Partners Appreciation Fund, excluding sales charges, returned 5.74%. These shares underperformed the Lipper Large-Cap Core Funds Category Average1 which increased 6.94% over the same time frame. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 6.96% for the same period.

Performance Snapshot as of June 30, 2007 (excluding sales charges) (unaudited)

Six Months
Appreciation Fund — Class A Shares	5.74%

S&P 500 Index	6.96%

Lipper Large-Cap Core Funds Category Average	6.94%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned 5.26%, Class C shares returned 5.32%, Class I shares returned 5.91% and Class R shares returned 5.54% over the six months ended June 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B, Class C, Class I and Class R shares were 0.95%, 1.86%, 1.68%, 0.58% and 1.21%, respectively.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 843 funds in the Fund’s Lipper category, and excluding sales charges.

Special Shareholder Notice

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where

Legg Mason Partners Appreciation Fund         III

required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance

IV         Legg Mason Partners Appreciation Fund

with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, stock prices are subject to market fluctuations. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Partners Appreciation Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	5.74%	$1,000.00	$1,057.40	0.94%	$4.80

Class B	5.26	1,000.00	1,052.60	1.86	9.47

Class C	5.32	1,000.00	1,053.20	1.67	8.50

Class I	5.91	1,000.00	1,059.10	0.57	2.91

Class R	5.54	1,000.00	1,055.40	1.23	6.27

(1)	For the six months ended June 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,020.13	0.94%	$4.71

Class B	5.00	1,000.00	1,015.57	1.86	9.30

Class C	5.00	1,000.00	1,016.51	1.67	8.35

Class I	5.00	1,000.00	1,021.97	0.57	2.86

Class R	5.00	1,000.00	1,018.70	1.23	6.16

(1)	For the six months ended June 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         3

Schedule of Investments (June 30, 2007) (unaudited)

LEGG MASON PARTNERS APPRECIATION FUND

Shares	Security	Value

COMMON STOCKS — 94.2%
CONSUMER DISCRETIONARY — 6.6%
Hotels, Restaurants & Leisure — 1.1%
1,100,000	Marcus Corp.	$26,136,000
800,000	McDonald’s Corp.	40,608,000

	Total Hotels, Restaurants & Leisure	66,744,000

Media — 5.1%
230,388	Citadel Broadcasting Corp.	1,486,003
500,000	EchoStar Communications Corp., Class A Shares*	21,685,000
250,000	Gannett Co. Inc.	13,737,500
2,500,000	Interpublic Group of Cos. Inc.*	28,500,000
6,000,000	Time Warner Inc.	126,240,000
500,000	Viacom Inc., Class B Shares*	20,815,000
3,000,000	Walt Disney Co.	102,420,000
411,240	Warner Music Group Corp.	5,942,418

	Total Media	320,825,921

Specialty Retail — 0.4%
600,000	Home Depot Inc.	23,610,000

	TOTAL CONSUMER DISCRETIONARY	411,179,921

CONSUMER STAPLES — 8.2%
Beverages — 1.3%
1,300,000	PepsiCo Inc.	84,305,000

Food & Staples Retailing — 2.8%
2,500,000	Wal-Mart Stores Inc.	120,275,000
1,200,000	Walgreen Co.	52,248,000

	Total Food & Staples Retailing	172,523,000

Food Products — 2.0%
525,000	Cadbury Schweppes PLC, ADR	28,507,500
750,000	General Mills Inc.	43,815,000
400,000	H.J. Heinz Co.	18,988,000
879,806	Kraft Foods Inc., Class A Shares	31,013,161

	Total Food Products	122,323,661

Household Products — 2.1%
500,000	Kimberly-Clark Corp.	33,445,000
1,600,000	Procter & Gamble Co.	97,904,000

	Total Household Products	131,349,000

	TOTAL CONSUMER STAPLES	510,500,661

ENERGY — 10.5%
Energy Equipment & Services — 1.8%
1,800,000	Nabors Industries Ltd.*	60,084,000
600,000	Schlumberger Ltd.	50,964,000

	Total Energy Equipment & Services	111,048,000

See Notes to Financial Statements.

4         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Oil, Gas & Consumable Fuels — 8.7%
500,000	Anadarko Petroleum Corp.	$25,995,000
200,000	BP PLC, ADR	14,428,000
1,100,000	Canadian Natural Resources Ltd.	72,985,000
400,000	Cimarex Energy Co.	15,764,000
1,200,000	Devon Energy Corp.	93,948,000
1,500,000	EnCana Corp.	92,175,000
2,200,000	Exxon Mobil Corp.	184,536,000
1,600,000	Spectra Energy Corp.	41,536,000

	Total Oil, Gas & Consumable Fuels	541,367,000

	TOTAL ENERGY	652,415,000

EXCHANGE TRADED FUNDS — 1.6%
4,000,000	iShares MSCI Japan Index Fund	58,040,000
600,000	streetTRACKS Gold Trust*	38,562,000

	TOTAL EXCHANGE TRADED FUNDS	96,602,000

FINANCIALS — 20.0%
Capital Markets — 1.1%
125,000	Goldman Sachs Group Inc.	27,093,750
500,000	Merrill Lynch & Co. Inc.	41,790,000

	Total Capital Markets	68,883,750

Commercial Banks — 1.7%
3,000,000	Wells Fargo & Co.	105,510,000

Consumer Finance — 2.0%
2,000,000	American Express Co.	122,360,000

Diversified Financial Services — 2.1%
500,000	Bank of America Corp.	24,445,000
2,200,000	JPMorgan Chase & Co.	106,590,000

	Total Diversified Financial Services	131,035,000

Insurance — 11.0%
1,000,000	AFLAC Inc.	51,400,000
800,000	American International Group Inc.	56,024,000
3,270	Berkshire Hathaway Inc., Class A Shares*	357,983,250
3,000,000	Marsh & McLennan Cos. Inc.	92,640,000
2,300,000	Travelers Cos. Inc.	123,050,000

	Total Insurance	681,097,250

Real Estate Management & Development — 1.5%
1,500,000	Forest City Enterprises Inc., Class A Shares	92,220,000

Thrifts & Mortgage Finance — 0.6%
3,000,000	Hudson City Bancorp Inc.	36,660,000

	TOTAL FINANCIALS	1,237,766,000

HEALTH CARE — 7.1%
Biotechnology — 1.0%
700,000	Amgen Inc.*	38,703,000
300,000	Genentech Inc.*	22,698,000

	Total Biotechnology	61,401,000

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         5

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Health Care Providers & Services — 0.8%
1,000,000	UnitedHealth Group Inc.	$51,140,000

Pharmaceuticals — 5.3%
800,000	Abbott Laboratories	42,840,000
1,000,000	Eli Lilly & Co.	55,880,000
2,000,000	Johnson & Johnson	123,240,000
2,000,000	Pfizer Inc.	51,140,000
1,000,000	Wyeth	57,340,000

	Total Pharmaceuticals	330,440,000

	TOTAL HEALTH CARE	442,981,000

INDUSTRIALS — 17.0%
Aerospace & Defense — 4.6%
1,350,000	Honeywell International Inc.	75,978,000
1,200,000	Raytheon Co.	64,668,000
2,000,000	United Technologies Corp.	141,860,000

	Total Aerospace & Defense	282,506,000

Air Freight & Logistics — 1.4%
1,200,000	United Parcel Service Inc., Class B Shares	87,600,000

Building Products — 0.1%
201,000	Masco Corp.	5,722,470

Commercial Services & Supplies — 2.7%
1,000,000	Covanta Holding Corp.*	24,650,000
1,000,000	Pitney Bowes Inc.	46,820,000
2,500,000	Waste Management Inc.	97,625,000

	Total Commercial Services & Supplies	169,095,000

Industrial Conglomerates — 8.2%
1,000,000	3M Co.	86,790,000
8,500,000	General Electric Co.	325,380,000
2,800,000	Tyco International Ltd.	94,612,000

	Total Industrial Conglomerates	506,782,000

	TOTAL INDUSTRIALS	1,051,705,470

INFORMATION TECHNOLOGY — 18.1%
Communications Equipment — 4.5%
1,000,000	3Com Corp.*	4,130,000
5,500,000	Cisco Systems Inc.*	153,175,000
1,300,000	Juniper Networks Inc.*	32,721,000
1,500,000	Motorola Inc.	26,550,000
1,500,000	QUALCOMM Inc.	65,085,000

	Total Communications Equipment	281,661,000

Computers & Peripherals — 4.7%
1,500,000	Dell Inc.*	42,825,000
6,000,000	EMC Corp.*	108,600,000
1,300,000	International Business Machines Corp.	136,825,000

	Total Computers & Peripherals	288,250,000

See Notes to Financial Statements.

6         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Internet Software & Services — 3.1%
700,000	eBay Inc.*	$22,526,000
110,000	Google Inc., Class A Shares*	57,571,800
2,700,000	VeriSign Inc.*	85,671,000
1,000,000	Yahoo! Inc.*	27,130,000

	Total Internet Software & Services	192,898,800

IT Services — 1.5%
500,000	Accenture Ltd., Class A Shares	21,445,000
1,500,000	Automatic Data Processing Inc.	72,705,000

	Total IT Services	94,150,000

Semiconductors & Semiconductor Equipment — 1.2%
500,000	Intel Corp.	11,880,000
5,000,000	LSI Corp.*	37,550,000
400,000	MEMC Electronic Materials Inc.*	24,448,000

	Total Semiconductors & Semiconductor Equipment	73,878,000

Software — 3.1%
4,500,000	Microsoft Corp.	132,615,000
3,000,000	Oracle Corp.*	59,130,000

	Total Software	191,745,000

	TOTAL INFORMATION TECHNOLOGY	1,122,582,800

MATERIALS — 3.9%
Chemicals — 2.9%
800,000	Cytec Industries Inc.	51,016,000
1,300,000	E.I. du Pont de Nemours & Co.	66,092,000
800,000	PPG Industries Inc.	60,888,000

	Total Chemicals	177,996,000

Metals & Mining — 1.0%
1,600,000	Alcoa Inc.	64,848,000

	TOTAL MATERIALS	242,844,000

TELECOMMUNICATION SERVICES — 1.0%
Diversified Telecommunication Services — 0.5%
750,000	Verizon Communications Inc.	30,877,500

Wireless Telecommunication Services — 0.5%
500,000	ALLTEL Corp.	33,775,000

	TOTAL TELECOMMUNICATION SERVICES	64,652,500

UTILITIES — 0.2%
Electric Utilities — 0.2%
500,000	Duke Energy Corp.	9,150,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $3,940,146,620)	5,842,379,352

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

SHORT-TERM INVESTMENT — 6.3%
Repurchase Agreement — 6.3%
$392,348,000	Interest in $478,335,000 joint tri-party repurchase agreement dated 6/29/07 with Goldman Sachs & Co., 5.300% due 7/2/07; Proceeds at maturity — $392,521,287; (Fully collateralized by various U.S. government obligations, 0.000% to 7.250% due 9/13/07 to 8/15/22; Market value — $400,195,686) (Cost — $392,348,000)	$392,348,000

	TOTAL INVESTMENTS — 100.5% (Cost — $4,332,494,620#)	6,234,727,352
	Liabilities in Excess of Other Assets — (0.5)%	(29,808,804)

	TOTAL NET ASSETS — 100.0%	$6,204,918,548

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Financial Statements.

8         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $4,332,494,620)	$6,234,727,352
Cash	43
Receivable for Fund shares sold	29,648,748
Dividends and interest receivable	4,283,044
Receivable for securities sold	3,091,031
Prepaid expenses	119,594

Total Assets	6,271,869,812

LIABILITIES:
Payable for Fund shares repurchased	31,271,086
Payable for securities purchased	29,269,500
Investment management fee payable	2,857,035
Distribution fees payable	2,045,567
Trustees’ fees payable	148,947
Deferred compensation payable	25,227
Accrued expenses	1,333,902

Total Liabilities	66,951,264

Total Net Assets	$6,204,918,548

NET ASSETS:
Par value (Note 6)	$3,861
Paid-in capital in excess of par value	4,017,874,223
Undistributed net investment income	17,961,503
Accumulated net realized gain on investments	266,845,930
Net unrealized appreciation on investments and foreign currencies	1,902,233,031

Total Net Assets	$6,204,918,548

Shares Outstanding:
Class A	239,799,986

Class B	53,305,306

Class C	40,733,221

Class I	52,226,614

Class R	10,147

Net Asset Value:
Class A (and redemption price)	$16.19

Class B*	$15.71

Class C*	$15.76

Class I (and redemption price)	$16.16

Class R (and redemption price)	$16.16

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$17.18

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         9

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$43,268,049
Interest	8,766,623
Less: Foreign taxes withheld	(122,027)

Total Investment Income	51,912,645

EXPENSES:
Investment management fee (Note 2)	16,977,020
Distribution fees (Notes 2 and 4)	12,298,009
Transfer agent fees (Note 4)	3,846,693
Shareholder reports (Note 4)	151,007
Trustees’ fees	97,625
Registration fees	80,411
Insurance	69,765
Audit and tax	25,762
Legal fees	21,825
Custody fees	14,155
Miscellaneous expenses	18,104

Total Expenses	33,600,376

Net Investment Income	18,312,269

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	290,416,328

Change in Net Unrealized Appreciation/Depreciation From:
Investments	31,808,271
Foreign currencies	1,032

Change in Net Unrealized Appreciation/Depreciation	31,809,303

Net Gain on Investments and Foreign Currency Transactions	322,225,631

Increase in Net Assets From Operations	$340,537,900

See Notes to Financial Statements.

10         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$18,312,269	$40,952,103
Net realized gain	290,416,328	332,156,681
Change in net unrealized appreciation/depreciation	31,809,303	420,465,570

Increase in Net Assets From Operations	340,537,900	793,574,354

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,650,292)	(41,508,622)
Net realized gains	(62,677,947)	(340,764,431)

Decrease in Net Assets From Distributions to Shareholders	(64,328,239)	(382,273,053)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	413,807,143	556,979,771
Reinvestment of distributions	59,778,893	358,484,403
Cost of shares repurchased	(652,093,517)	(1,120,383,768)

Decrease in Net Assets From Fund Share Transactions	(178,507,481)	(204,919,594)

Increase in Net Assets	97,702,180	206,381,707
NET ASSETS:
Beginning of period	6,107,216,368	5,900,834,661

End of period*	$6,204,918,548	$6,107,216,368

* Includes undistributed net investment income of:	$17,961,503	$1,299,526

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         11

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$15.47		$14.42		$14.67	$13.79	$11.13	$13.69

Income (Loss) From Operations:
Net investment income	0.06		0.13		0.09	0.14	0.07	0.06
Net realized and unrealized gain (loss)	0.83		1.94		0.52	1.09	2.67	(2.39)

Total Income (Loss) From Operations	0.89		2.07		0.61	1.23	2.74	(2.33)

Less Distributions From:
Net investment income	(0.01)		(0.13)		(0.07)	(0.14)	(0.08)	(0.01)
Net realized gains	(0.16)		(0.89)		(0.79)	(0.21)	—	(0.22)

Total Distributions	(0.17)		(1.02)		(0.86)	(0.35)	(0.08)	(0.23)

Net Asset Value, End of Period	$16.19		$15.47		$14.42	$14.67	$13.79	$11.13

Total Return(3)	5.74%		14.57%		4.15%	8.92%	24.70%	(17.00)%

Net Assets, End of Period (millions)	$3,882		$3,817		$3,587	$3,575	$3,210	$2,476

Ratios to Average Net Assets:
Gross expenses	0.94	%(4)	0.96	%(5)	0.96%	0.95%	0.96%	0.95%
Net expenses	0.94	(4)	0.95	(5)(6)	0.96	0.93 (6)	0.96	0.95
Net investment income	0.76	(4)	0.88		0.61	0.96	0.55	0.48

Portfolio Turnover Rate	16%		33%		53%	40%	42%	74%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.94% and 0.93%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

12         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006†		2005†		2004†	2003†	2002†
Net Asset Value, Beginning of Period	$15.08		$14.09		$14.40		$13.54	$10.95	$13.58

Income (Loss) From Operations:
Net investment income (loss)	(0.01)		(0.01)		(0.03)		0.02	(0.03)	(0.05)
Net realized and unrealized gain (loss)	0.80		1.89		0.51		1.06	2.62	(2.36)

Total Income (Loss) From Operations	0.79		1.88		0.48		1.08	2.59	(2.41)

Less Distributions From:
Net investment income	—		—		(0.00	)(3)	(0.01)	—	—
Net realized gains	(0.16)		(0.89)		(0.79)		(0.21)	—	(0.22)

Total Distributions	(0.16)		(0.89)		(0.79)		(0.22)	—	(0.22)

Net Asset Value, End of Period	$15.71		$15.08		$14.09		$14.40	$13.54	$10.95

Total Return(4)	5.26%		13.55%		3.31%		7.99%	23.65%	(17.70)%

Net Assets, End of Period (millions)	$837		$912		$986		$1,078	$1,075	$871

Ratios to Average Net Assets:
Gross expenses	1.86	%(5)	1.87	%(6)	1.80%		1.78%	1.76%	1.82%
Net expenses	1.86	(5)	1.87	(6)(7)	1.80		1.76 (7)	1.76	1.82
Net investment income (loss)	(0.17	)(5)	(0.04)		(0.23)		0.11	(0.26)	(0.38)

Portfolio Turnover Rate	16%		33%		53%		40%	42%	74%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.85% (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006†		2005†		2004†	2003†	2002†
Net Asset Value, Beginning of Period	$15.12		$14.11		$14.42		$13.55	$10.96	$13.58

Income (Loss) From Operations:
Net investment income (loss)	0.00	(3)	0.02		(0.03)		0.02	(0.03)	(0.04)
Net realized and unrealized gain (loss)	0.80		1.90		0.51		1.08	2.62	(2.36)

Total Income From Operations	0.80		1.92		0.48		1.10	2.59	(2.40)

Less Distributions From:
Net investment income	(0.00	)(3)	(0.02)		(0.00	)(3)	(0.02)	—	(0.00	)(3)
Net realized gains	(0.16)		(0.89)		(0.79)		(0.21)	—	(0.22)

Total Distributions	(0.16)		(0.91)		(0.79)		(0.23)	—	(0.22)

Net Asset Value, End of Period	$15.76		$15.12		$14.11		$14.42	$13.55	$10.96

Total Return(4)	5.32%		13.80%		3.31%		8.08%	23.63%	(17.62)%

Net Assets, End of Period (millions)	$642		$658		$661		$614	$531	$318

Ratios to Average Net Assets:
Gross expenses	1.67	%(5)	1.70	%(6)	1.77%		1.76%	1.80%	1.75%
Net expenses	1.67	(5)	1.66	(6)(7)	1.77		1.74 (7)	1.80	1.75
Net investment income (loss)	0.02	(5)	0.17		(0.20)		0.16	(0.28)	(0.30)

Portfolio Turnover Rate	16%		33%		53%		40%	42%	74%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.67% and 1.64%, respectively (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

14         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares(1)	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$15.42		$14.38		$14.63	$13.76	$11.15	$13.67

Income (Loss) From Operations:
Net investment income	0.09		0.19		0.15	0.19	0.12	0.10
Net realized and unrealized gain (loss)	0.82		1.93		0.53	1.09	2.67	(2.39)

Total Income (Loss) From Operations	0.91		2.12		0.68	1.28	2.79	(2.29)

Less Distributions From:
Net investment income	(0.01)		(0.19)		(0.14)	(0.20)	(0.18)	(0.01)
Net realized gains	(0.16)		(0.89)		(0.79)	(0.21)	—	(0.22)

Total Distributions	(0.17)		(1.08)		(0.93)	(0.41)	(0.18)	(0.23)

Net Asset Value, End of Period	$16.16		$15.42		$14.38	$14.63	$13.76	$11.15

Total Return(3)	5.91%		14.97%		4.62%	9.30%	25.11%	(16.71)%

Net Assets, End of Period (millions)	$844		$720		$667	$642	$474	$85

Ratios to Average Net Assets:
Gross expenses	0.57	%(4)	0.59	%(5)	0.57%	0.57%	0.59%	0.59%
Net expenses	0.57	(4)	0.59	(5)(6)	0.57	0.55 (6)	0.59	0.59
Net investment income	1.14	(4)	1.24		1.00	1.35	0.96	0.85

Portfolio Turnover Rate	16%		33%		53%	40%	42%	74%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.57% (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         15

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class R Shares(1)	2007(2)		2006(3)†
Net Asset Value, Beginning of Period	$15.47		$15.53

Income (Loss) From Operations:
Net investment income (loss)	0.04		(0.00	)(4)
Net realized and unrealized gain (loss)	0.81		(0.06)

Total Income (Loss) From Operations	0.85		(0.06)

Less Distributions From:
Net investment income	(0.00	)(4)	—
Net realized gains	(0.16)		—

Total Distributions	(0.16)		—

Net Asset Value, End of Period	$16.16		$15.47

Total Return(5)	5.54%		(0.39)%

Net Assets, End of Period (000s)	$164		$10

Ratios to Average Net Assets:
Gross expenses	1.23	%(6)	1.22	%(6)(7)
Net expenses	1.23	(6)	1.22	(6)(7)
Net investment income (loss)	0.56	(6)	(0.28	)(6)

Portfolio Turnover Rate	16%		33%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

(4)	Amount represents less than $0.01 per share.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.20% (Note 11).

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

16         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a diversified, open-end management investment company, a Maryland corporation, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

18         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $250 million	0.750%
Next $250 million	0.700
Next $500 million	0.650
Next $1 billion	0.600
Next $1 billion	0.550
Over $3 billion	0.500

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term investments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Fund. LMIS is a wholly owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDCS is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2007, LMIS and its affiliates received sales charges of approximately $75,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$247,000	$11,000

*	Amount represents less than $1,000.

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the statement of operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred.

As of June 30, 2007, the Fund had accrued $25,227 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$932,478,678

Sales	1,263,500,931

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,926,384,636
Gross unrealized depreciation	(24,151,904)

Net unrealized appreciation	$1,902,232,732

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and R shares calculated at the annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$4,789,664	$2,284,025	$94,265
Class B	4,283,762	1,242,195	40,930
Class C	3,224,472	320,290	15,810
Class I	—	150	2
Class R	111	33	—

Total	$12,298,009	$3,846,693	$151,007

20         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Investment Income
Class A	$1,243,996	$31,959,239
Class C	29,198	736,158
Class I*	377,063	8,813,225
Class R**	35	—

Total	$1,650,292	$41,508,622

Net Realized Gains
Class A	$39,195,847	$210,587,057
Class B	8,656,336	53,002,370
Class C	6,618,515	37,524,006
Class I*	8,205,608	39,650,998
Class R**	1,641	—

Total	$62,677,947	$340,764,431

*	As of November 20, 2006, Class Y shares were renamed Class I shares.
**	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

6.	Shares of Beneficial Interest

At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	11,911,471	$187,227,440	24,349,005	$366,133,140
Shares issued on reinvestment	2,370,949	38,361,928	15,029,245	229,722,782
Shares repurchased	(21,262,305)	(337,175,197)	(41,435,507)	(621,055,796)

Net Decrease	(6,979,885)	$(111,585,829)	(2,057,257)	$(25,199,874)

Class B
Shares sold	2,199,051	$33,728,716	5,156,297	$75,327,959
Shares issued on reinvestment	529,414	8,311,699	3,430,133	50,661,263
Shares repurchased	(9,932,748)	(152,400,802)	(18,057,572)	(263,861,933)

Net Decrease	(7,204,283)	$(110,360,387)	(9,471,142)	$(137,872,711)

Class C
Shares sold	2,058,897	$31,665,046	4,625,099	$67,848,860
Shares issued on reinvestment	394,925	6,220,053	2,410,643	35,743,099
Shares repurchased	(5,233,335)	(80,839,239)	(10,385,452)	(151,678,003)

Net Decrease	(2,779,513)	$(42,954,140)	(3,349,710)	$(48,086,044)

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Class I*
Shares sold	10,344,760	$161,029,930	3,156,667	$47,659,812
Shares issued on reinvestment	426,225	6,883,537	2,768,925	42,357,259
Shares repurchased	(5,221,701)	(81,675,450)	(5,590,434)	(83,788,036)

Net Increase	5,549,284	$86,238,017	335,158	$6,229,035

Class R**
Shares sold	9,570	$156,011	644	$10,000
Shares issued on reinvestment	104	1,676	—	—
Shares repurchased	(171)	(2,829)	—	—

Net Increase	9,503	$154,858	644	$10,000

*	As of November 20, 2006, Class Y shares were renamed Class I shares.
**	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

7.	Capital Loss Carryforward

On December 31, 2006, the Fund had a net capital loss carryforward of approximately $14,941,704 which expires on December 31, 2010. This amount will be available to offset any future taxable gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then-investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while

22         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

24         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the

Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

26         Legg Mason Partners Appreciation Fund 2007 Semi-Annual Report

Legg Mason Partners Appreciation Fund

TRUSTEES

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

ClearBridge Advisors, LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor
Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Appreciation Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC.

Member FINRA, SIPC

FD0404 8/07	SR07-377

Legg Mason Partners Appreciation Fund

The Fund is a separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS APPRECIATION FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information an how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. Principal Accountant Fees and Services

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 28, 2007

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	August 28, 2007